Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Formation and operating costs	$ 400,975	$ 1,218,706	$ 3,085,175	$ 1,452,694
Loss from operations	(400,975)	(1,218,706)	(3,085,175)	(1,452,694)
Loss on sale of Private Placement Warrants				(30,000)
Gain on waiver of deferred underwriting fee payable				442,750
Gain on investments held in Trust Account	309,906	2,328,946	6,501,789	2,542,494
Net (loss) income	$ (91,069)	$ 1,110,240	$ 3,416,614	$ 1,502,550
Class A Redeemable Ordinary Shares
Basic weighted average shares outstanding (in Shares)	2,201,547	22,500,000	10,232,877	22,376,712
Diluted net (loss) income per share (in Dollars per share)	$ (0.01)	$ 0.04	$ 0.22	$ 0.05
Class A Non-Redeemable Ordinary Shares
Basic weighted average shares outstanding (in Shares)	3,375,000		1,840,068
Diluted net (loss) income per share (in Dollars per share)	$ (0.01)	$ 0	$ 0.22
Class B Ordinary Shares
Basic weighted average shares outstanding (in Shares)	2,250,000	5,625,000	3,784,932	5,594,178
Diluted net (loss) income per share (in Dollars per share)	$ (0.01)	$ 0.04	$ 0.22	$ 0.05